EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.52%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$ 257,505	0.83%, 03/15/2027	$ 255,820
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,458,063
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,200,838
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,183,844
	Series 2023-3 Class C
430,000	6.44%, 10/12/2029	428,587
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
1,500,000	1.21%, 12/18/2026	1,374,910
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	550,735
1,000,000	Apidos XXIX(a)(b) Series 2018-29A Class A2 7.16%, 07/25/2030 3-mo. SOFR + 1.81%	989,082
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,578,909
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 7.49%, 07/20/2029 3-mo. SOFR + 2.16%	2,982,498
	CCG Receivables Trust(a)
	Series 2020-1 Class B
1,000,000	1.19%, 12/14/2027	977,032
	Series 2023-1 Class A2
700,000	5.82%, 09/16/2030	698,959
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
39,140	1.93%, 09/17/2029	39,073
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	891,966
1,179,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,032,067
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,124,183
	DT Auto Owner Trust(a)
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,256,201
	Series 2021-1A Class C
988,061	0.84%, 10/15/2026	970,052
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,815,829
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,598,954
	Series 2023-3A Class B
700,000	6.07%, 03/15/2028	698,428
Principal Amount		Fair Value
Non-Agency — (continued)
$ 17,929	Exeter Automobile Receivables Trust Series 2022-5A Class A2 5.29%, 01/15/2025	$ 17,925
39,435	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	39,482
1,000,000	ICG US Ltd(a)(b) Series 2018-3A Class B1R 7.06%, 01/24/2032 3-mo. SOFR + 1.71%	976,974
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 7.58%, 04/19/2033 3-mo. SOFR + 2.26%	1,474,989
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 7.52%, 04/15/2031 3-mo. SOFR + 2.21%	1,477,887
618,275	MVW Owner Trust(a) Series 2021-1WA Class C 1.94%, 01/22/2041	557,172
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
791,281	0.84%, 05/15/2069	684,469
	Series 2021-BA Class A
968,485	0.94%, 07/15/2069	834,111
	Series 2021-CA Class A
1,019,578	1.06%, 10/15/2069	866,123
1,000,000	Oaktree Ltd(a)(b) Series 2019-3A Class BR 7.34%, 10/20/2034 3-mo. SOFR + 2.01%	981,569
2,000,000	Octagon Investment Partners 45 Ltd(a)(b) Series 2019-1A Class BR 7.16%, 04/15/2035 3-mo. SOFR + 1.85%	1,960,124
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,020,923
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	713,293
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,126,098
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,854,590
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	544,912
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	548,030
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	298,820
102,573	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	101,898

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 7.39%, 01/20/2031 3-mo. SOFR + 2.06%	$ 3,566,393
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
650,000	1.23%, 12/15/2026	608,518
	Series 2023-3A Class B
340,000	5.92%, 09/15/2028	338,488
	Series 2023-3A Class C
200,000	6.02%, 09/15/2028	199,263
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	453,014
		44,351,095
U.S. Government Agency — 0.00%(d)
883	Federal National Mortgage Association Grantor Trust(e) Series 2003-T4 Class 2A6 4.45%, 07/26/2033	855
TOTAL ASSET-BACKED SECURITIES — 12.52% (Cost $47,094,280)		$44,351,950
BANK LOANS
1,500,000	American Trailer World Corp(b) 9.17%, 03/03/2028 1-mo. SOFR + 3.85%	1,436,250
2,001,657	Berry Global Inc(b) 7.29%, 07/01/2026 3-mo. SOFR + 1.89%	2,000,562
1,466,165	Catalent Pharma Solutions Inc(b) 7.44%, 02/22/2028 1-mo. SOFR + 2.12%	1,431,711
2,932,500	Entain Holdings Ltd(b) 7.99%, 03/29/2027 3-mo. SOFR + 2.59%	2,922,969
500,552	ICON Luxembourg Sarl(b)(f) 7.90%, 07/03/2028 3-mo. SOFR + 2.50%	500,204
2,201,814	Jazz Financing Lux Sarl(b) 8.93%, 05/05/2028 1-mo. SOFR + 3.61%	2,200,286
2,372,330	Vyaire Medical Inc(b) 10.26%, 04/16/2025 1-mo. SOFR + 4.94%	1,731,801
TOTAL BANK LOANS — 3.45% (Cost $12,735,535)		$12,223,783
CORPORATE BONDS AND NOTES
Basic Materials — 1.04%
500,000	Celanese US Holdings LLC 6.17%, 07/15/2027	493,035
Principal Amount		Fair Value
Basic Materials — (continued)
$ 2,000,000	Nutrien Ltd 5.90%, 11/07/2024	$ 1,994,409
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,203,154
		3,690,598
Communications — 1.64%
1,000,000	AT&T Inc 5.54%, 02/20/2026	991,912
1,000,000	Comcast Corp 4.55%, 01/15/2029	960,341
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,565,554
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	445,625
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,841,129
		5,804,561
Consumer, Cyclical — 11.95%
1,000,000	Advance Auto Parts Inc 5.90%, 03/09/2026	965,781
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,902,961
1,500,000	AutoZone Inc 5.05%, 07/15/2026	1,478,115
1,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	1,509,331
	Daimler Truck Finance North America LLC(a)
1,000,000	5.20%, 01/17/2025	990,739
1,000,000	5.60%, 08/08/2025	993,669
1,500,000	Dollar General Corp 5.20%, 07/05/2028	1,455,078
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,813,902
2,000,000	General Motors Financial Co Inc 5.40%, 04/06/2026	1,958,619
2,000,000	Genuine Parts Co 1.75%, 02/01/2025	1,884,312
1,500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	1,490,380
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,905,274
2,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	1,934,921
1,000,000	Marriott International Inc 5.45%, 09/15/2026	990,826
	Mercedes-Benz Finance North America LLC(a)
2,000,000	4.95%, 03/30/2025(g)	1,982,722
500,000	5.20%, 08/03/2026	494,948
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,486,984
	Nissan Motor Acceptance Co LLC(a)
2,000,000	1.13%, 09/16/2024	1,898,471
1,000,000	6.95%, 09/15/2026	1,007,332

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,500,000	PACCAR Financial Corp 5.05%, 08/10/2026	$ 1,492,775
3,000,000	PVH Corp 4.63%, 07/10/2025	2,903,171
1,000,000	Starbucks Corp 4.75%, 02/15/2026	985,285
	Toyota Motor Credit Corp
1,000,000	5.60%, 09/11/2025	1,001,431
1,500,000	4.45%, 05/18/2026	1,466,707
1,500,000	Volkswagen Group of America Finance LLC(a) 3.95%, 06/06/2025	1,450,623
3,000,000	Warnermedia Holdings Inc 3.79%, 03/15/2025	2,896,971
		42,341,328
Consumer, Non-Cyclical — 11.49%
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	982,473
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	970,368
2,000,000	Baxter International Inc 1.32%, 11/29/2024	1,893,214
3,065,000	Bayer US Finance II LLC(a) 2.85%, 04/15/2025	2,902,104
1,000,000	Becton Dickinson & Co 4.69%, 02/13/2028	969,477
1,000,000	Cargill Inc(a) 4.88%, 10/10/2025	989,092
1,000,000	Cigna Group 5.69%, 03/15/2026	993,789
2,000,000	Conagra Brands Inc 5.30%, 10/01/2026	1,979,688
1,000,000	CVS Health Corp 5.00%, 02/20/2026	984,477
1,000,000	Estee Lauder Cos Inc 4.38%, 05/15/2028	963,165
3,000,000	Global Payments Inc 1.50%, 11/15/2024	2,849,618
1,500,000	Haleon US Capital LLC 3.02%, 03/24/2024	1,478,300
	HCA Inc
2,000,000	3.13%, 03/15/2027	1,817,178
1,000,000	5.20%, 06/01/2028	966,469
1,500,000	Humana Inc 5.70%, 03/13/2026	1,494,894
1,000,000	Illumina Inc 5.80%, 12/12/2025	993,543
1,000,000	IQVIA Inc(a) 5.70%, 05/15/2028	971,540
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,710,280
1,000,000	Medtronic Global Holdings SCA 4.25%, 03/30/2028	957,167
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	951,454
1,000,000	Nestle Holdings Inc(a) 5.25%, 03/13/2026	997,586
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,000,000	Pfizer Investment Enterprises Pte Ltd 4.45%, 05/19/2026	$ 1,953,815
2,500,000	Thermo Fisher Scientific Inc 4.95%, 08/10/2026	2,474,611
1,000,000	UnitedHealth Group Inc 4.25%, 01/15/2029	952,037
2,000,000	Universal Health Services Inc 1.65%, 09/01/2026	1,762,924
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,847,407
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	1,899,294
		40,705,964
Energy — 5.29%
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,799,634
1,500,000	Enbridge Inc 5.97%, 03/08/2026	1,492,598
1,500,000	Energy Transfer LP 3.90%, 05/15/2024	1,479,987
	EQT Corp
277,000	6.13%, 02/01/2025	276,045
100,000	3.13%, 05/15/2026(a)	92,519
2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	1,968,178
1,000,000	ONEOK Inc 5.55%, 11/01/2026	993,481
2,000,000	Phillips 66 1.30%, 02/15/2026	1,807,879
2,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,945,745
	TransCanada PipeLines Ltd
2,000,000	1.00%, 10/12/2024	1,899,962
2,000,000	6.20%, 03/09/2026	1,996,714
2,000,000	Williams Cos Inc 5.40%, 03/02/2026	1,984,476
		18,737,218
Financial — 33.92%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	1.15%, 10/29/2023	1,494,317
2,500,000	1.75%, 10/29/2024	2,383,347
1,000,000	Ally Financial Inc 3.88%, 05/21/2024	981,359
	American Express Co
2,000,000	3.95%, 08/01/2025	1,934,733
1,500,000	4.90%, 02/13/2026	1,471,619
2,000,000	4.99%, 05/01/2026	1,964,923
1,000,000	5.39%, 07/28/2027	986,003
2,000,000	Athene Global Funding(a) 0.95%, 01/08/2024	1,971,221

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of America Corp
$ 2,000,000	0.81%, 10/24/2024	$ 1,992,322
5,000,000	3.46%, 03/15/2025	4,933,247
3,000,000	1.53%, 12/06/2025	2,832,709
2,000,000	Bank of America NA 5.65%, 08/18/2025	1,994,783
	Bank of Montreal
2,500,000	3.75%, 07/25/2025(a)(g)	2,419,316
2,000,000	5.92%, 09/25/2025	1,995,597
2,000,000	Bank of New York Mellon 5.22%, 11/21/2025	1,982,107
2,000,000	Bank of New York Mellon Corp 4.95%, 04/26/2027	1,952,171
	Bank of Nova Scotia
3,000,000	0.70%, 04/15/2024	2,917,463
2,500,000	3.45%, 04/11/2025	2,407,085
1,000,000	Barclays PLC 3.65%, 03/16/2025	962,742
	Canadian Imperial Bank of Commerce
2,500,000	1.00%, 10/18/2024	2,374,190
1,500,000	2.25%, 01/28/2025(g)	1,428,725
2,000,000	5.93%, 10/02/2026	1,999,520
2,000,000	Charles Schwab Corp 5.88%, 08/24/2026	1,993,413
2,000,000	Citibank NA 5.86%, 09/29/2025	2,001,957
	Citigroup Inc
950,000	1.28%, 11/03/2025	897,237
2,500,000	6.13%, 06/09/2027(b) 1-day SOFR + 0.77%	2,456,306
1,000,000	Citizens Bank NA 4.12%, 05/23/2025	966,797
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,295,767
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,910,838
	Goldman Sachs Group Inc
2,000,000	0.93%, 10/21/2024	1,984,202
2,500,000	5.80%, 08/10/2026	2,480,882
	JPMorgan Chase & Co
2,000,000	3.85%, 06/14/2025	1,964,693
2,000,000	0.77%, 08/09/2025(f)	1,904,968
1,750,000	5.55%, 12/15/2025	1,737,798
4,000,000	2.60%, 02/24/2026	3,808,121
1,500,000	MassMutual Global Funding II(a) 4.50%, 04/10/2026	1,464,537
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,759,162
	Morgan Stanley
2,000,000	0.79%, 01/22/2025	1,961,280
2,400,000	3.62%, 04/17/2025	2,362,214
2,000,000	1.16%, 10/21/2025	1,887,939
2,000,000	5.05%, 01/28/2027	1,960,463
500,000	Nasdaq Inc 5.65%, 06/28/2025	498,467
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	$ 1,911,817
	New York Life Global Funding(a)
2,000,000	1.45%, 01/14/2025	1,895,173
1,500,000	4.70%, 04/02/2026	1,469,353
2,500,000	Northwestern Mutual Global Funding(a) 4.00%, 07/01/2025	2,427,317
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,892,451
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,750,232
2,000,000	0.75%, 08/23/2024	1,906,180
2,250,000	Protective Life Global Funding(a) 1.65%, 01/13/2025	2,129,435
	Royal Bank of Canada
1,500,000	3.38%, 04/14/2025	1,447,183
1,000,000	4.95%, 04/25/2025	985,518
1,000,000	4.78%, 12/12/2025(a)(g)	985,765
850,000	State Street Corp 4.86%, 01/26/2026	835,763
1,500,000	Synchrony Financial 4.88%, 06/13/2025	1,438,214
	Toronto-Dominion Bank
2,000,000	5.53%, 07/17/2026	1,985,423
2,000,000	1.25%, 09/10/2026	1,761,282
2,225,000	USAA Capital Corp(a) 3.38%, 05/01/2025	2,144,022
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,208,153
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,927,106
1,500,000	2.19%, 04/30/2026	1,408,400
3,000,000	Wells Fargo Bank NA 5.55%, 08/01/2025	2,990,125
		120,175,452
Industrial — 3.30%
1,000,000	Boeing Co 1.95%, 02/01/2024	986,214
1,000,000	Caterpillar Financial Services Corp 4.35%, 05/15/2026	977,565
2,000,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	1,938,066
500,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	498,544
2,000,000	John Deere Capital Corp(g) 5.30%, 09/08/2025	1,995,249
1,000,000	L3Harris Technologies Inc 5.40%, 01/15/2027	991,296
1,000,000	Lennox International Inc 5.50%, 09/15/2028	981,432
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	985,284

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 2,500,000	Sonoco Products Co 1.80%, 02/01/2025	$ 2,358,027
		11,711,677
Technology — 5.07%
2,000,000	Fidelity National Information Services Inc 4.50%, 07/15/2025	1,951,171
1,000,000	Fiserv Inc 5.45%, 03/02/2028	991,209
1,000,000	Intel Corp(g) 4.88%, 02/10/2026	988,008
2,000,000	Intuit Inc 5.25%, 09/15/2026	1,995,128
	Microchip Technology Inc
2,000,000	0.97%, 02/15/2024	1,963,210
1,000,000	0.98%, 09/01/2024	954,611
1,725,000	NetApp Inc 1.88%, 06/22/2025	1,612,987
	Oracle Corp
3,000,000	1.65%, 03/25/2026	2,717,363
1,000,000	4.50%, 05/06/2028	953,115
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	939,568
3,000,000	Take-Two Interactive Software Inc 3.55%, 04/14/2025	2,893,414
		17,959,784
Utilities — 0.98%
2,000,000	Florida Power & Light Co 4.45%, 05/15/2026	1,957,094
1,500,000	NextEra Energy Capital Holdings Inc 6.05%, 03/01/2025	1,502,270
		3,459,364
TOTAL CORPORATE BONDS AND NOTES — 74.68% (Cost $273,865,493)		$264,585,946
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.13%
469,465	Angel Oak Mortgage Trust(a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	387,542
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,380,000
785,450	Deephaven Residential Mortgage Trust(a)(c) Series 2022-1 Class A1 2.21%, 01/25/2067	679,284
871,449	GS Mortgage-Backed Securities Trust(a)(c) Series 2022-PJ1 Class A8 2.50%, 05/28/2052	727,852
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,034,142	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	$ 999,920
778,075	RCKT Mortgage Trust(a)(c) Series 2022-1 Class A5 2.50%, 01/25/2052	651,732
	Starwood Mortgage Residential Trust(a)(c)
	Series 2021-3 Class A3
891,300	1.52%, 06/25/2056	694,578
	Series 2021-6 Class A1
1,580,057	1.92%, 11/25/2066	1,248,895
	Verus Securitization Trust(a)(c)
	Series 2021.5 Class A3
341,597	1.37%, 09/25/2066	268,627
	Series 2021-2 Class A3
630,580	1.55%, 02/25/2066	518,995
TOTAL MORTGAGE-BACKED SECURITIES — 2.13% (Cost $8,885,517)		$7,557,425
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
14,000,000	0.25%, 09/30/2025(h)	12,740,000
500,000	0.50%, 02/28/2026	450,156
2,150,000	0.75%, 04/30/2026	1,936,764
1,250,000	0.75%, 08/31/2026	1,113,135
TOTAL U.S. TREASURY BONDS AND NOTES — 4.59% (Cost $16,318,248)		$16,240,055
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.99%
3,500,000	Federal Home Loan Bank Discount Notes(i) 5.27%, 10/02/2023	3,498,989
Repurchase Agreements — 2.20%
1,953,750	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $1,953,750 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(j)	1,953,750

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,953,750	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $1,953,750 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(j)	$ 1,953,750
1,953,750	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $1,953,750 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(j)	1,953,750
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,953,750	Undivided interest of 11.19% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $1,953,750 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(j)	$ 1,953,750
		7,815,000
TOTAL SHORT TERM INVESTMENTS — 3.19% (Cost $11,313,989)		$11,313,989
TOTAL INVESTMENTS — 100.56% (Cost $370,213,062)		$356,273,148
OTHER ASSETS & LIABILITIES, NET — (0.56)%		$(1,973,024)
TOTAL NET ASSETS — 100.00%		$354,300,124

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	All or a portion of the security is on loan at September 29, 2023.
(h)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
ICON Luxembourg Sarl	7.90%	07/03/2028	06/16/2021-11/14/2022	$498,694	$500,204	0.14%
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77	08/09/2025	08/03/2021	2,000,000	1,904,968	0.54
				$2,498,694	$2,405,172	0.68%
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	107	USD	21,690	Dec 2023	$(79,414)
U.S. 5 Year Treasury Note Futures	111	USD	11,695	Dec 2023	(107,531)
				Net Depreciation	$(186,945)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 181 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023